Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of Movements in Goodwill	Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2023	49,892
Acquisitions during the period	475
Other movements during the period(a)	(90)
Currency translation differences	(873)
Balance at December 31, 2023	49,404
Acquisitions during the period	—
Other movements during the period(a)	(351)
Currency translation differences	1,586
Opella reclassification(b)	(7,255)
Balance at December 31, 2024	43,384
Acquisitions during the period(c)	1,010
Other movements during the period(a)	(109)
Currency translation differences	(2,985)
Balance at December 31, 2025	41,300
(a)This line mainly comprises the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36, including in 2024 the allocated goodwill relating to the divestment of the Enjaymo activity to Recordati (see Note D.1.).
(b)The Opella goodwill was reclassified to Assets held for sale as of December 31, 2024 (see Note D.1.).
(c)The preliminary purchase price allocations for Blueprint Medicines and Vigil Neurosciences resulted in the recognition of goodwill of €801 million and
€208 million, respectively, as of the respective acquisition dates (see Note D.1.).

Schedule of Movements in Other Intangible Assets	Movements in other intangible assets comprise:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2023(a)	10,354	69,579	1,783	81,716
Changes in scope of consolidation(c)	113	3,287	1	3,401
Acquisitions and other increases(e)	1,062	1,970	80	3,112
Disposals and other decreases	(262)	(380)	(41)	(683)
Currency translation differences	(242)	(1,584)	(11)	(1,837)
Transfers(b)	(1,253)	861	(4)	(396)
Gross value at December 31, 2023	9,772	73,733	1,808	85,313
Changes in scope of consolidation(c)	1,745	—	—	1,745
Acquisitions and other increases(e)	1,006	444	104	1,554
Disposals and other decreases	(58)	(1,447)	(9)	(1,514)
Currency translation differences	606	2,708	17	3,331
Transfers(b)	(52)	66	(11)	3
Opella reclassification(a)	(153)	(9,156)	(57)	(9,366)
Gross value at December 31, 2024	12,866	66,348	1,852	81,066
Changes in scope of consolidation(c)	3,725	4,802	—	8,527
Acquisitions and other increases(e)	1,090	421	117	1,628
Disposals and other decreases	(22)	(405)	(20)	(447)
Currency translation differences	(1,300)	(5,296)	(48)	(6,644)
Transfers(b)	(1,408)	876	(13)	(545)
Gross value at December 31, 2025	14,951	66,746	1,888	83,585
Accumulated amortization & impairment at January 1, 2023(a)	(4,128)	(54,652)	(1,296)	(60,076)
Changes in scope of consolidation	—	33	—	33
Amortization expense	—	(2,225)	(120)	(2,345)
Impairment losses, net of reversals(d)	(90)	(842)	—	(932)
Disposals and other decreases	262	326	41	629
Currency translation differences	94	1,184	9	1,287
Transfers(b)	128	268	14	410
Accumulated amortization & impairment at December 31, 2023	(3,734)	(55,908)	(1,352)	(60,994)
Amortization expense	—	(2,094)	(106)	(2,200)
Impairment losses, net of reversals(d)	(638)	373	1	(264)
Disposals and other decreases	58	655	9	722
Currency translation differences	(191)	(1,928)	(15)	(2,134)
Transfers(b)	(2)	(3)	—	(5)
Opella reclassification(a)	10	6,398	30	6,438
Accumulated amortization & impairment at December 31, 2024	(4,497)	(52,507)	(1,433)	(58,437)
Amortization expense	—	(1,812)	(112)	(1,924)
Impairment losses, net of reversals(d)	(2,177)	(64)	—	(2,241)
Disposals and other decreases	22	393	21	436
Currency translation differences	431	3,839	40	4,310
Transfers(b)	1	527	4	532
Accumulated amortization & impairment at December 31, 2025	(6,220)	(49,624)	(1,480)	(57,324)
Carrying amount at December 31, 2023	6,038	17,825	456	24,319
Carrying amount at December 31, 2024	8,369	13,841	419	22,629
Carrying amount at December 31, 2025	8,731	17,122	408	26,261
(a)Comprises the other intangible assets of Opella, reclassified to Assets held for sale at December 31, 2024 in accordance with IFRS 5 (see note D.1.).
(b)The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets (other than
Opella assets) as Assets held for sale.
(c)The “Changes in scope of consolidation” line mainly comprises the fair value of intangible assets recognized in connection with acquisitions made during the period, including Dren-0201, Inc., Blueprint Medicines, Vigil Neurosciences Inc. and Vicebio in 2025 (see Note D.1.).
(d)See Note D.5.
(e)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-commercialization of TEV’574; and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.

Detailed Information for Principal Marketed Products	The table below provides information about the principal “marketed products”, which were recognized in connection with major acquisitions made by Sanofi and represented 91% of the carrying amount of that item as of December 31, 2025:

(€ million)	Gross value (e)	Accumulated amortization & impairment	December 31, 2025	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2024	Carrying amount at December 31, 2023
Boehringer Ingelheim (c) (d)	-	-	-	0	0	1,764	1,806
Chattem(c) (d)	-	-	-	0	0	482	501
Protein Sciences(c)	781	(505)	276	13	5	381	420
Ablynx(c)	1,925	(991)	934	14	7	1,083	1,220
Bioverativ(c)	7,522	(4,195)	3,327	13	7	4,349	5,152
Rezurock	1,792	(609)	1,183	12	8	1,513	1,580
Tzield	2,435	(528)	1,907	12	10	2,339	2,405
Beyfortus	2,018	(294)	1,724	17	15	2,087	1,870
Ayvakit	4,658	(242)	4,416	8	8	—	—
Wayrilz	988	(25)	963	13	13	—	—
Qunol (d)	-	-	-	0	0	699	722
Total: principal marketed products incl. Opella products presented in "Assets held for sale" as of December 31, 2024 and forming part of the Opella transaction in 2025 (see Note D.1.)	22,119	(7,389)	14,730			14,697	15,676
Total: principal marketed products excl. Opella products presented in "Assets held for sale" as of December 31, 2024 and forming part of the Opella transaction in 2025 (see Note D.1.)						11,752	12,647
(a)Weighted averages. The amortization periods for these products vary between 1 and 25 years.
(b)Weighted averages.
(c)Commercialized products derived from the acquisition of these companies. In the case of Bioverativ, the product Enjaymo was sold to Recordati in 2024
(see Note D.1.).
(d) These items were derecognized in connection with the loss of control over Opella (see Note D.1.).
(e) These items exclude Genzyme and Aventis assets, with gross values of €9,866 million and €28,453 million respectively, and carrying amounts of
€5 million and €32 million respectively, as of December 31, 2025.
Amortization of Softwares Recognized in Income Statement	An analysis of amortization of software is shown in the table below:

(€ million)	2025	2024	2023(a)
Cost of sales	12	16	14
Research and development expenses	5	1	3
Selling and general expenses	95	87	100
Other operating expenses	—	1	2
Net income from discontinued operations	—	1	1
Total	112	106	120
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).